Taxation - Schedule of Reconciliation of Differences Between PRC Statutory Tax Rate and Effective Tax Rate for Enterprise Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
(Loss) income before income tax	¥ 946,016	$ 137,159	¥ 470,836	¥ (216,006)
Income tax computed at the PRC statutory tax rate of 25%	236,504	34,290	117,709	(54,001)
Effect of differing tax rates in different jurisdictions	24,703	3,582	24,378	35,228
Effect of PRC preferential tax rates	(43,280)	(6,275)	(30,191)	(22,350)
Research and development expense super-deduction	(14,627)	(2,121)	(12,232)	(7,557)
Effect of tax rate changes on deferred taxes	(5,080)	(737)	(6,446)	5,325
Non-deductible expenses and non-taxable income, net	65,704	9,526	57,631	106,892
Change in valuation allowance	30,462	4,417	3,567	3,802
Income tax expense	¥ 294,386	$ 42,682	¥ 154,416	¥ 67,339